GOODWILL - Determination of recoverable amounts in the impairment tests performed in significant CGU groups (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum
GOODWILL
Duration of perpetual growth rate used for cash flows in strategic plan	3 years
Telecommunications
GOODWILL
Pre-tax discount rate (WACC)	9.00%	8.50%
Perpetual growth rate	2.50%	2.50%
Magazines
GOODWILL
Pre-tax discount rate (WACC)		15.50%
Perpetual growth rate		(2.00%)
Other | Minimum
GOODWILL
Pre-tax discount rate (WACC)	11.50%	12.00%
Perpetual growth rate	0.00%	0.00%
Other | Maximum
GOODWILL
Pre-tax discount rate (WACC)	16.50%	16.50%
Perpetual growth rate	2.00%	2.00%